Government Grants and Tax Credits (Details Narrative) - CAD ($)			6 Months Ended	12 Months Ended
	Jul. 27, 2026	Mar. 04, 2026	Aug. 31, 2026	Feb. 28, 2026	Dec. 05, 2024
Notes and other explanatory information [abstract]
Grant from Promotion Saguenay					$ 75,000
Government grant income within other income			$ 37,500	$ 37,500
Contribution agreement description	the Company executed two non-repayable contribution agreements with NRCan under the First and Last Mile Fund program. The first agreement supports the electrical transmission line for the sustainable exploitation of the Begin-Lamarche phosphate deposit and provides a contribution equal to the lesser of 50% of total eligible project expenditures and $3,071,587, for eligible expenditures incurred between April 1, 2026 and March 31, 2030. The second agreement supports the road infrastructure for the same deposit and provides a contribution equal to the lesser of 50% of total eligible project expenditures and $1,771,350, for eligible expenditures incurred between April 1, 2026 and March 31, 2029. During the six months ended August 31, 2026, the Company recorded a receivable of $124,117 (August 31, 2025 - $nil) for amounts expected to be recoverable under these agreements, of which $nil has been received.	the Company executed a definitive contribution agreement with NRCan for funding related to a feasibility study for the production of lithium-iron-phosphate cathode active material and received approval for the reimbursement of up to $16,717,722 of eligible expenditures incurred between January 9, 2026 and March 31, 2028. For the year ended February 28, 2026, the Company recorded claims under this grant of $410,371, of which $410,371 has been received. During the six months ended August 31, 2026, the Company recorded claims under this grant of $2,034,893 (August 31, 2025 - $nil), of which $695,654 has been received. The amount has been recognized by the Company as government grant income on the condensed interim consolidated statements of loss and comprehensive loss. As at August 31, 2026, the remaining $14,272,458 has not been accrued as a receivable as the Company has determined that there is still collection uncertainty at the reporting date.